Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Nov. 03, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II — Valuation and Qualifying Accounts
Schedule II — Valuation and Qualifying Accounts

	Balance at Beginning of Period	Additions to Allowances	Charges Utilized/ Write-offs	Balance at End of Period

	(In millions)
Accounts receivable allowances:
Distributor credit allowances (1)
Fiscal year ended November 3, 2019	$151	$705	$(703)	$153
Fiscal year ended November 4, 2018	$177	$882	$(908)	$151
Fiscal year ended October 29, 2017	$252	$1,176	$(1,251)	$177

Other accounts receivable allowances (2)
Fiscal year ended November 3, 2019	$12	$99	$(73)	$38
Fiscal year ended November 4, 2018	$31	$116	$(135)	$12
Fiscal year ended October 29, 2017	$40	$49	$(58)	$31

Income tax valuation allowances
Fiscal year ended November 3, 2019	$1,347	$283	$(68)	$1,562
Fiscal year ended November 4, 2018	$1,447	$314	$(414)	$1,347
Fiscal year ended October 29, 2017	$1,003	$460	$(16)	$1,447

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(1)	Distributor credit allowances relate to price adjustments and other allowances.
(2)
Other accounts receivable allowances primarily include sales returns and allowance for doubtful accounts.